Consolidated statement of income - PEN (S/) shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest and similar income	S/ 6,888,377,000	S/ 7,029,391,000	S/ 7,120,411,000
Interest and similar expenses	(2,258,971,000)	(2,480,270,000)	(2,592,366,000)
Net interest and similar income	4,629,406,000	4,549,121,000	4,528,045,000
Impairment loss on loans, net of recoveries	(1,136,707,000)	(1,720,179,000)	(1,981,818,000)
Loss due to impairment of financial investments	(263,761,000)	(47,521,000)	(7,500,000)
Net interest and similar income after impairment loss	3,228,938,000	2,781,421,000	2,538,727,000
Fee income from financial services, net	1,219,631,000	1,142,943,000	1,178,462,000
Net gain on foreign exchange transactions	409,737,000	433,691,000	306,431,000
Net gain (loss) on sale of financial investments	102,055,000	26,544,000	6,431,000
Net gain on financial assets at fair value through profit or loss	362,033,000	81,990,000	15,181,000
Net gain on investment property	182,588,000	128,164,000	73,072,000
Other income	141,463,000	121,222,000	156,700,000
Other operating income	2,417,507,000	1,934,554,000	1,736,277,000
Result from insurance activities	(47,797,000)	(169,789,000)	(178,392,000)
Other expenses
Salaries and employee benefits	(1,115,613,000)	(955,246,000)	(897,275,000)
Administrative expenses	(1,436,828,000)	(1,336,954,000)	(1,288,862,000)
Depreciation and amortization	(450,267,000)	(413,057,000)	(379,038,000)
Other expenses	(160,497,000)	(194,959,000)	(184,992,000)
Operating expense	(3,163,205,000)	(2,900,216,000)	(2,750,167,000)
Income before exchange difference and Income Tax	2,435,443,000	1,645,970,000	1,346,445,000
Exchange difference	38,004,000	(24,144,000)	8,427,000
Income Tax	(530,252,000)	(314,365,000)	(275,596,000)
Net profit for the year	1,943,195,000	1,307,461,000	1,079,276,000
Attributable to:
IFS's shareholders	1,932,470,000	1,300,078,000	1,072,728,000
Non-controlling interest	10,725,000	7,383,000	6,548,000
Net profit for the year	S/ 1,943,195,000	S/ 1,307,461,000	S/ 1,079,276,000
Earnings per share attributable to IFS's shareholders, basic (stated in Soles)	S/ 17.299	S/ 11.376	S/ 9.327
Earnings per share attributable to IFS's shareholders, diluted (stated in Soles)	S/ 17.299	S/ 11.376	S/ 9.327
Weighted average number of outstanding shares (in thousands)	111,713	114,287	115,012